CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Class A Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive (Loss) Income, net of tax
Balance at Mar. 29, 2009	$ 152,437	$ 560	$ 970	$ 69,479	$ 81,625		$ (197)
Comprehensive income (loss):
Net income (loss)	(8,943)				(8,943)
Net decrease in unrealized gain (loss) on investment securities available for sale, net of tax	185						185
Total comprehensive income (loss)	(8,758)
Issuance of common stock and Class A common stock from exercise of options	639	4	7	628
Forfeiture of 3,400 shares of restricted Class A common stock
Dividends declared on Series B preferred stock	(997)				(997)
Accretion of issuance costs on Series B preferred stock	(87)				(87)
Stock based compensation	450			450
Tax benefit from stock option exercises	32			32
Balance at Mar. 28, 2010	143,716	564	977	70,589	71,598		(12)
Comprehensive income (loss):
Net income (loss)	1,335				1,335
Net decrease in unrealized gain (loss) on investment securities available for sale, net of tax	58						58
Total comprehensive income (loss)	1,393
Issuance of restricted stock			63	(63)
Issuance of common stock and Class A common stock from exercise of options	337	1	5	331
Conversion of common stock into Class A common stock		(10)	10
Treasury stock withheld for payroll taxes	(383)					(383)
Dividends declared on Series B preferred stock	(997)				(997)
Accretion of issuance costs on Series B preferred stock	(87)				(87)
Stock based compensation	2,701			2,701
Tax benefit from stock option exercises	43			43
Balance at Mar. 27, 2011	146,723	555	1,055	73,601	71,849	(383)	46
Comprehensive income (loss):
Net income (loss)	3,997				3,997
Net decrease in unrealized gain (loss) on investment securities available for sale, net of tax	(6)						(6)
Total comprehensive income (loss)	3,991
Issuance of restricted stock			17	(17)
Issuance of common stock and Class A common stock from exercise of options	923	10	2	911
Conversion of common stock into Class A common stock		(22)	22
Treasury stock withheld for payroll taxes	(99)					(99)
Conversion of 800,000 shares of Series B preferred stock into 1,582,577 shares of common stock	19,756	158		19,598
Reclassification of 10,965,430 shares of Class A common stock into 10,965,430 shares of common stock		1,096	(1,096)
Retirement of 56,042 treasury shares	(482)	(6)		(476)		482
Dividends declared on Series B preferred stock	(406)				(406)
Accretion of issuance costs on Series B preferred stock	(34)				(34)
Dividends declared on common stock	(2,863)				(2,863)
Stock based compensation	2,753			2,753
Tax benefit from stock option exercises	23			23
Tax benefit from vesting of restricted Class A common stock	37			37
Balance at Apr. 01, 2012	$ 170,804	$ 1,791		$ 96,430	$ 72,543		$ 40